Share Based Compensation - Schedule of Movements in the number of RSUs and Awarded Shares (Details) - 2024 Share Incentive Plan - Restricted share units [member] - shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Share Based Compensation [Line Items]
Outstanding as at January 1	32,548,726	38,249,608
Granted	11,957,716	3,432,584
Vested	(8,119,322)	(3,030,558)
Forfeited	(690,248)	(1,397,634)
Outstanding as at June 30	35,696,872	37,254,000
Expected to vest as at June 30	32,612,967	33,139,401